Quarterly portfolio holdings
John Hancock
California Municipal Bond Fund
Fixed income
August 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.4%				$518,232,886
(Cost $536,175,870)
Alaska 0.1%				603,756
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	750,000	603,756
California 97.6%				499,000,276
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,389,927
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,021,210
Alvord Unified School District Election of 2007, Series B, GO (A)(B)	4.353	08-01-36	6,000,000	3,742,369
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	1,750,000	1,789,541
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,070,000	2,109,798
Anaheim Union High School District, GO	3.000	08-01-38	2,900,000	2,507,317
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.664	08-01-38	1,000,000	550,229
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.955	08-01-48	1,000,000	324,835
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.975	08-01-49	1,000,000	307,840
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.994	02-01-50	1,000,000	298,922
Antelope Valley Community College District, GO (C)	5.000	08-01-43	1,785,000	1,798,846
Antelope Valley Community College District, GO (C)	5.000	08-01-44	1,285,000	1,289,682
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.125	07-01-41	5,000	4,595
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	1,990,000	1,798,109
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT	5.250	07-01-54	4,500,000	4,540,988
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	7,100,000	7,410,699
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-56	1,250,000	1,336,682
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	2,250,000	2,411,136
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,063,243
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	5,000,000	5,377,799
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	2,000,000	2,174,051
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,589,498
California Community College Financing Authority Napa Valley College Project, Series A (D)	5.750	07-01-60	1,000,000	817,419
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (D)	3.000	02-01-57	700,000	417,439
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,425,791
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	821,605
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,130,000	1,023,775
California County Tobacco Securitization Agency Series A	5.000	06-01-29	300,000	319,732
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	4,110,000	4,330,635
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	985,000	$997,542
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-40	430,000	411,747
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-50	350,000	310,024
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-55	240,000	208,965
California Enterprise Development Authority Castilleja School Foundation Project	4.000	06-01-54	1,195,000	1,006,716
California Enterprise Development Authority Castilleja School Foundation Project	5.000	06-01-49	755,000	766,092
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	265,000	228,811
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	445,000	376,626
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	394,764
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-45	1,190,000	1,185,567
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-57	400,000	386,382
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	516,791
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	987,788
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-54	625,000	558,819
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-64	2,000,000	1,737,509
California Enterprise Development Authority The Rocklin Academy Project, Series A (D)	4.000	06-01-36	500,000	462,184
California Health Facilities Financing Authority Adventist Health System, Series A	4.000	03-01-39	875,000	776,295
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	12-01-36	1,500,000	1,572,382
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-42	1,000,000	1,006,910
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	905,000	903,053
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,050,000	925,247
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	945,000	962,717
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-49	1,030,000	1,051,426
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	550,000	520,200
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	685,000	674,288
California Health Facilities Financing Authority City of Hope Obligated Group, Series A (A)	4.000	11-15-45	1,995,000	1,773,458
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-36	1,550,000	1,551,970
California Health Facilities Financing Authority CommonSpirit Health, Series A (A)	4.000	04-01-45	950,000	844,688
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.000	12-01-54	1,000,000	993,515
California Health Facilities Financing Authority CommonSpirit Health, Series A	5.250	12-01-49	5,000,000	5,099,398
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,005,959
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,427,869
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	750,000	$743,037
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	1,750,000	1,721,268
California Health Facilities Financing Authority Providence St. Joseph Health, Series C	5.000	10-01-50	3,000,000	3,268,574
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,490,000	1,291,857
California Housing Finance Agency Series A	4.250	01-15-35	904,173	922,917
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-54	2,770,000	2,691,057
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (D)	9.500	01-01-65	6,500,000	5,973,455
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	1,700,000	1,724,368
California Infrastructure & Economic Development Bank California Science Center Phase III Project, Series B	4.000	05-01-51	1,195,000	1,005,281
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	868,734
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	425,000	389,497
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	420,000	364,906
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-38	500,000	519,367
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-39	660,000	678,715
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-40	535,000	545,815
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-49	1,300,000	1,226,909
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	625,000	544,398
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-49	1,000,000	986,911
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,295,000	1,247,048
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	808,764
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	700,000	700,875
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,472,844
California Municipal Finance Authority Channing House Project, Series B (A)	5.000	05-15-47	1,250,000	1,229,434
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	502,837
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-35	215,000	220,004
California Municipal Finance Authority Community Facilities District No. 2021-19, Improvement Area No. 1	5.000	09-01-40	450,000	448,014
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	250,000	248,897
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	750,000	743,577
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-45	600,000	576,341
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-50	750,000	721,259
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-55	730,000	693,775
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.250	09-01-60	1,250,000	1,201,080
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	$719,782
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,475,000	1,424,904
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-47	2,490,000	2,364,527
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-40	1,000,000	1,017,753
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-44	1,250,000	1,221,378
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-49	2,000,000	1,605,704
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	368,642
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	752,477
California Municipal Finance Authority Linxs APM Project, Series A, AMT	5.000	12-31-31	1,000,000	1,025,377
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	820,000	779,260
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,516,966
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	590,000	605,006
California Municipal Finance Authority Scripps College Project	5.000	07-01-55	500,000	487,857
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	952,583
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.000	05-01-34	245,000	251,113
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.500	05-01-44	275,000	268,760
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.750	05-01-54	390,000	377,209
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.875	05-01-59	395,000	385,950
California Municipal Finance Authority Stream Charter School Project, Series A (D)	5.000	06-15-41	925,000	833,757
California Municipal Finance Authority Turning Point Schools (D)	5.000	06-01-34	950,000	959,486
California Municipal Finance Authority Turning Point Schools (D)	5.500	06-01-54	1,250,000	1,112,199
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	4,600,000	4,575,710
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.000	06-15-34	500,000	520,081
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.500	06-15-39	600,000	616,949
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.200	06-15-54	550,000	563,863
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.375	06-15-64	2,000,000	2,059,132
California Municipal Finance Authority Wildhawk North Improvement Area No. 2 (C)	4.750	09-01-35	170,000	170,125
California Municipal Finance Authority Wildhawk North Improvement Area No. 2 (C)	5.000	09-01-40	515,000	507,406
California Municipal Finance Authority Wildhawk North Improvement Area No. 2 (C)	5.250	09-01-45	600,000	595,383
California Municipal Finance Authority Wildhawk North Improvement Area No. 2 (C)	5.375	09-01-50	920,000	918,554
California Municipal Finance Authority Wildhawk North Improvement Area No. 2 (C)	5.375	09-01-55	1,350,000	1,338,392
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,020,054
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (D)	5.000	07-01-38	1,500,000	$1,545,589
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	07-01-39	2,000,000	2,021,205
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	11-21-45	3,000,000	2,967,154
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,676,066
California Public Finance Authority Enso Village Project, Series A (D)	5.000	11-15-51	1,125,000	948,033
California Public Finance Authority Hazelden Betty Ford Foundation Project, Series A	5.000	11-01-54	1,250,000	1,182,753
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	935,000	869,324
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (D)	5.625	06-15-55	1,000,000	960,419
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (D)	6.000	06-15-65	1,000,000	995,325
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	500,000	520,126
California Public Finance Authority The James, Series A (D)	5.700	06-01-34	500,000	510,432
California Public Finance Authority The James, Series A (D)	6.500	06-01-54	2,500,000	2,299,103
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-44	685,000	590,106
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-54	1,000,000	817,643
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (D)	5.000	07-01-36	455,000	455,185
California School Finance Authority Aspire Public Schools (D)	5.000	08-01-41	1,375,000	1,302,799
California School Finance Authority Camino Nuevo Charter Academy (D)	5.000	06-01-43	820,000	778,033
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (D)	5.000	07-01-54	1,575,000	1,452,341
California School Finance Authority Hawking Steam Charter School (D)	5.250	07-01-52	500,000	463,639
California School Finance Authority Integrity Charter School Project (D)	5.500	07-01-54	2,150,000	1,933,408
California School Finance Authority John Adams Academies, Series A (D)	5.125	07-01-62	1,000,000	857,507
California School Finance Authority KIPP LA Project, Series A (D)	5.000	07-01-47	1,500,000	1,419,282
California School Finance Authority New Designs Charter School, Series A (D)	4.250	06-01-34	775,000	757,010
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-54	200,000	177,036
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-64	300,000	258,198
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-41	1,000,000	850,171
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-55	580,000	429,190
California School Finance Authority Stem Preparatory School, Series A (D)	5.000	06-01-43	750,000	709,984
California School Finance Authority Value Schools, Series A (D)	5.250	07-01-48	500,000	487,619
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	914,455
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-45	1,300,000	1,350,162
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,377,151
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California State Public Works Board Various Capital Projects, Series D	5.000	11-01-46	1,190,000	$1,210,765
California State University Series A	3.000	11-01-52	575,000	397,739
California State University Series A	5.000	11-01-44	3,500,000	3,697,921
California State University Series A	5.250	11-01-48	1,000,000	1,045,138
California State University Series A	5.250	11-01-50	6,000,000	6,284,604
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,785,000	1,712,489
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,440,000	1,440,895
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,013,594
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,015,058
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	333,272
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-54	800,000	762,066
California Statewide Communities Development Authority Emanate Health, Series A (A)	4.000	04-01-45	1,790,000	1,610,388
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	1,000,000	1,009,383
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,803,764
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	536,616
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	780,319
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	500,000	499,974
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	745,000	666,384
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	1,500,000	1,473,360
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	881,122
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(D)	9.283	06-01-55	12,000,000	823,248
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	1,260,000	1,285,324
California Statewide Financing Authority Tobacco Settlement, Series A (B)	7.077	06-01-46	7,000,000	1,659,334
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,510,000	1,540,349
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	760,000	686,738
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,225,000	1,158,334
Chaffey Joint Union High School District Election of 2012, Series G, GO	4.000	08-01-52	2,400,000	2,067,727
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.130	08-01-36	100,000	63,873
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.775	08-01-40	400,000	197,455
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (D)	4.000	09-01-42	250,000	218,905
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (D)	5.000	09-01-52	900,000	814,731
City of Berkeley 2018 Affordable Housing Election Measure, Series C, GO	5.500	09-01-45	2,740,000	2,743,350
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	570,000	$512,241
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	1,000,000	993,857
City of Glendale Electric Revenue	5.000	02-01-45	2,440,000	2,514,665
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	470,000	471,142
City of Long Beach Water Revenue	4.000	05-01-54	915,000	792,333
City of Long Beach Airport System Revenue Series C, AMT (A)	5.000	06-01-42	425,000	426,177
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	300,000	307,644
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-43	1,000,000	1,026,074
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-44	750,000	765,242
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-45	360,000	365,689
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	911,579
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,244,958
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	950,000	630,266
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-35	950,000	1,037,103
City of Los Angeles Department of Airports Series A, AMT	5.250	05-15-43	2,000,000	2,072,474
City of Los Angeles Department of Airports Series D	5.000	05-15-48	2,500,000	2,576,382
City of Los Angeles Department of Airports Series D	5.250	05-15-51	1,000,000	1,041,086
City of Los Angeles Department of Airports Series G, AMT	4.000	05-15-47	1,500,000	1,306,601
City of Los Angeles Wastewater System Revenue Series A	5.250	06-01-50	4,000,000	4,170,791
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	1,400,000	1,483,800
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	921,755
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	768,322
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,000,343
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	512,485
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-40	360,000	361,235
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-45	560,000	539,920
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-50	745,000	709,647
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-54	700,000	658,940
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-40	770,000	769,773
City of Rialto Community Facilities District No. 2020-1	5.000	09-01-45	1,315,000	1,283,693
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,950,000	1,818,804
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	100,000	81,197
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	5,635,000	$4,816,411
City of San Francisco Public Utilities Commission Water Revenue Series D	5.000	11-01-55	2,000,000	2,037,519
City of San Jose Series A, GO	5.000	09-01-46	1,935,000	2,018,112
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	1,080,000	1,094,959
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	555,296
City of Victorville Electric Revenue Series A	5.000	05-01-35	520,000	572,237
City of Victorville Electric Revenue Series A	5.000	05-01-36	300,000	326,846
City of West Sacramento Enhanced Infrastructure Financing District No. 1 (A)	5.000	09-01-40	800,000	838,666
City of West Sacramento Enhanced Infrastructure Financing District No. 1 (A)	5.000	09-01-45	2,000,000	2,019,196
Coast Community College District Series F, GO	3.000	08-01-38	2,175,000	1,895,341
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,155,000	1,187,278
Contra Costa Water District Water Revenue	5.000	10-01-53	900,000	932,461
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	962,407
County of Sacramento Airport System Revenue Series A, AMT	5.250	07-01-45	1,100,000	1,128,856
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (D)	3.250	04-01-57	1,300,000	892,008
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (D)	3.500	10-01-46	1,000,000	783,881
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (D)	4.000	10-01-56	1,000,000	726,322
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (D)	3.125	07-01-56	1,500,000	919,336
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (D)	3.000	03-01-57	1,700,000	1,074,462
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (D)	4.000	08-01-56	1,175,000	994,282
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (D)	4.000	07-01-56	600,000	436,912
Downey Unified School District Series C, GO	3.000	08-01-45	1,840,000	1,377,439
Duarte Unified School District Election of 2010, Series F, GO (A)(B)	5.077	08-01-45	4,645,000	1,707,335
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,035,000	980,933
East Bay Municipal Utility District Water System Revenue Series B	5.000	06-01-37	1,520,000	1,744,940
East Whittier City School District 2024 Election, Series A, GO	4.125	08-01-54	1,465,000	1,299,974
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	750,000	643,269
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-49	960,000	850,042
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-54	1,000,000	865,741
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	1,807,867
Fremont Unified School District Election of 2024, Series A, GO	4.000	08-01-45	2,345,000	2,170,081
Fremont Unified School District Election of 2024, Series A, GO	4.000	08-01-46	3,575,000	3,274,869
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	1,050,000	$904,099
Garden Grove Public Financing Authority Series A (A)	5.000	04-01-49	4,925,000	4,967,540
Gavilan Joint Community College District Election of 2018, Series C, GO (A)	4.000	08-01-50	2,000,000	1,760,468
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.919	06-01-66	15,650,000	1,452,306
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,384,172
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.764	08-01-40	200,000	98,872
Hermosa Beach City School District Election of 2024, Series A, GO (B)	4.890	08-01-41	215,000	99,449
Hermosa Beach City School District Election of 2024, Series A, GO (B)	5.050	08-01-42	200,000	85,858
Hermosa Beach City School District Election of 2024, Series A, GO (B)	5.142	08-01-43	200,000	80,389
Hermosa Beach City School District Election of 2024, Series A, GO (B)	5.234	08-01-44	150,000	56,336
Hermosa Beach City School District Election of 2024, Series A, GO (B)	5.290	08-01-45	150,000	52,933
Hermosa Beach City School District Election of 2024, Series A, GO (B)	5.309	08-01-46	125,000	41,699
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,019,872
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,290,000	1,106,418
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	773,604
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.442	06-01-36	6,300,000	2,879,286
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,750,000	1,474,136
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	592,765
Jefferson Union High School District Measure Z, Series C, GO	5.000	08-01-45	1,400,000	1,460,618
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,007,455
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,252,104
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-43	500,000	524,574
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-44	500,000	520,350
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-45	500,000	517,190
La Canada Irrigation District Water System Improvement Projects	5.250	12-01-50	2,000,000	2,045,206
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	550,000	476,525
La Mesa-Spring Valley School District Election of 2020, Series C, GO	4.000	08-01-48	1,835,000	1,611,049
Las Virgenes Unified School District Election of 2022, Series B, GO	5.000	08-01-43	1,930,000	2,063,298
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	368,964
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,024,860
Long Beach Bond Finance Authority Series A	5.000	11-15-35	1,325,000	1,415,004
Long Beach Unified School District Election of 2016, Series C, GO	4.000	08-01-53	2,345,000	2,019,159
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,380,000	$1,192,827
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	1,000,000	832,036
Los Angeles County Public Works Financing Authority Series J (C)	5.000	12-01-44	1,500,000	1,558,154
Los Angeles County Public Works Financing Authority Series J (C)	5.250	12-01-50	1,500,000	1,562,176
Los Angeles Department of Water & Power Series A (A)	5.250	07-01-45	735,000	763,544
Los Angeles Department of Water & Power Series B	4.000	07-01-30	4,830,000	5,058,918
Los Angeles Department of Water & Power Series B	5.000	07-01-50	2,000,000	1,996,191
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	974,700
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,443,580
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	5.067	08-01-45	3,010,000	1,108,519
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,781,140
Needles Unified School District Election of 2008, Series B, GO (0.000% to 8-1-33, then 7.450% thereafter) (A)	0.000	08-01-45	285,000	232,836
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,663,610
Oak Grove School District Series A-2, GO (A)	4.000	08-01-49	1,980,000	1,742,124
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,205,572
Ontario Public Financing Authority Series A	5.000	11-01-50	2,000,000	2,027,245
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,522,028
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	493,348
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	710,696
Pacifica School District Series C, GO (A)(B)	2.580	08-01-26	1,000,000	976,571
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,485,000	2,205,518
Palmdale Water District Public Financing Authority Series A (A)	4.125	10-01-50	1,000,000	911,769
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	420,000	421,037
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.940	06-01-44	1,000,000	399,588
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.998	06-01-45	1,150,000	432,775
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	5.032	06-01-46	1,000,000	355,735
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-35	1,115,000	1,156,352
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-40	1,795,000	1,801,156
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	1,250,000	1,082,966
Port of Los Angeles Series 2, AMT	5.000	08-01-36	500,000	544,352
Port of Los Angeles Series 2, AMT	5.000	08-01-37	750,000	807,911
Port of Los Angeles Series 2, AMT	5.000	08-01-38	500,000	531,815
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Redondo Beach Unified School District Election of 2024, Series A, GO	5.000	08-01-50	2,300,000	$2,365,478
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	1,245,638
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,029,737
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	949,138
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	1,000,000	962,997
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	400,000	409,824
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,010,059
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	475,201
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	469,976
River Islands Public Financing Authority Lathrop Irrigation District (A)	4.000	09-01-35	1,125,000	1,149,099
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	2,035,000	1,724,232
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.761	08-01-40	200,000	98,919
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.893	08-01-41	230,000	106,327
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	4.963	08-01-42	200,000	87,092
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.069	08-01-43	240,000	97,689
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.142	08-01-44	225,000	85,937
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.202	08-01-45	300,000	107,667
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.252	08-01-46	300,000	101,239
Roseville Joint Union High School District Election of 2007 - School Facilities Improvement District No. 1, Series E, GO (B)	5.287	08-01-47	1,000,000	318,045
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	920,000	795,382
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	805,000	843,581
Salinas Union High School District Series A, GO	4.000	08-01-47	1,170,000	1,044,529
Salinas Union High School District Series B, GO	4.000	08-01-49	1,700,000	1,497,227
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.200	08-01-33	2,000,000	1,552,889
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.913	08-01-44	1,280,000	509,798
San Diego Community College District Series A-1, GO	4.000	08-01-50	1,025,000	909,712
San Diego County Regional Airport Authority Series A	4.000	07-01-46	2,000,000	1,801,467
San Diego County Regional Airport Authority Series A	4.000	07-01-51	1,975,000	1,730,079
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	944,338
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-56	2,705,000	2,212,433
San Diego County Regional Airport Authority Series B, AMT	5.000	07-01-56	1,000,000	978,397
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-54	2,000,000	2,030,087
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.828	07-01-33	205,000	$152,091
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,300,000	1,216,738
San Diego Unified School District Election of 2012, Series ZR-5C, GO	5.000	07-01-39	1,000,000	1,102,521
San Diego Unified School District Election of 2022, Series B-3, GO	4.000	07-01-54	950,000	819,698
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	2,821,232
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO	4.250	08-01-52	7,180,000	6,538,173
San Francisco City & County Airport Commission San Francisco International Airport, Series A, AMT	5.250	05-01-41	1,530,000	1,593,211
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	660,000	548,136
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,036,024
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-52	1,495,000	1,467,296
San Francisco City & County Airport Commission Series A, AMT (E)	5.250	05-01-55	11,705,000	11,801,296
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	600,000	656,147
San Francisco City & County Public Utilities Commission Power Revenue Series A	4.000	11-01-51	1,000,000	849,395
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	374,997
San Joaquin Hills Transportation Corridor Agency Series A (A)	4.000	01-15-50	370,000	323,246
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	4,305,000	4,773,397
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,023,322
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,544,616
San Marcos Unified School District Election of 2024, Series A, GO	5.250	08-01-50	2,000,000	2,093,072
San Rafael City Elementary School District Election of 2022, Series B, GO	4.000	08-01-54	1,000,000	853,394
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	513,917
San Rafael City High School District Election of 2022, Series C, GO	5.250	08-01-50	1,040,000	1,089,239
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	1,824,800
Santa Barbara Finance Authority Public Safety and Park Projects	4.000	05-15-54	895,000	764,379
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,030,411
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	906,782
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	797,151
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,301,289
Savanna School District Election of 2008, Series B, GO (0.000% to 8-1-34, then 6.750% thereafter) (A)	0.000	02-01-52	3,670,000	2,840,087
Sebastopol Union School District Series B, GO	5.000	08-01-53	2,530,000	2,599,293
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,500,000	1,295,832
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,041,022
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	725,000	$721,861
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.250	07-01-49	1,000,000	1,021,896
State of California, GO	4.000	09-01-52	90,000	79,029
Stockton Community Facilities District Improvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	538,235
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,053,761
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	2,460,000	2,326,014
Temecula Valley Unified School District Series D, GO	3.000	08-01-47	2,000,000	1,444,024
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	804,461
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	359,323
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	873,549
University of California Series BM	5.000	05-15-39	1,000,000	1,075,883
University of California Series BV	5.000	05-15-38	1,000,000	1,092,299
University of California Series BV	5.000	05-15-41	6,520,000	6,938,651
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,160,248
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,044,799
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,595,679
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	961,151
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	1,899,918
Connecticut 0.2%				834,510
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	834,510
Florida 0.2%				853,659
Halifax Hospital Medical Center Daytona Beach	4.250	06-01-54	985,000	853,659
Ohio 0.8%				4,042,643
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,250,000	1,006,427
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,245,000	1,005,623
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	797,180
Port of Greater Cincinnati Development Authority Duke Energy Convention Center Project, Series B (A)	4.375	12-01-58	1,400,000	1,233,413
Puerto Rico 1.3%				6,477,764
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.560	11-01-43	4,391,429	2,755,621
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	2,500,000	2,174,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.739	07-01-51	3,450,000	799,240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	748,619
14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
South Dakota 0.5%				$2,630,834
South Dakota Health & Educational Facilities Authority Avera Health, Series A	4.000	07-01-42	2,890,000	2,630,834
Texas 0.3%				1,798,802
City of Pearland Series C, GO	4.250	09-01-54	2,000,000	1,798,802
Virgin Islands 0.4%				1,990,642
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	1,990,642

	Shares	Value
Closed-end funds 0.4%		$1,905,500
(Cost $2,032,816)
Blackrock MuniHoldings California Quality Fund, Inc.	185,000	1,905,500

	Yield (%)	Shares	Value
Short-term investments 1.0%			$4,878,901
(Cost $4,878,755)
Short-term funds 1.0%
John Hancock Collateral Trust (F)	4.1996(G)	487,739	4,878,901
Total investments (Cost $543,087,441) 102.8%			$525,017,287
Other assets and liabilities, net (2.8%)			(14,074,246)
Total net assets 100.0%			$510,943,041

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $52,516,558 or 10.3% of the fund’s net assets as of 8-31-25.
(E)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-25.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	6.9
Build America Mutual Assurance Company	5.3
California Mortgage Insurance	0.8
National Public Finance Guarantee Corp.	0.2
TOTAL	13.2
The fund had the following sector composition as a percentage of total investments on 8-31-25:
General obligation bonds	21.5%
Revenue bonds	77.2%
Other revenue	16.1%
Health care	12.4%
Education	10.6%
Airport	8.8%
Facilities	8.2%
Water and sewer	6.1%
Housing	4.2%
Tobacco	3.5%
Development	3.3%
Utilities	2.2%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	15

Transportation	1.8%
Closed-end funds	0.4%
Short-term investments	0.9%
TOTAL	100.0%
16	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$518,232,886	—	$518,232,886	—
Closed-end funds	1,905,500	$1,905,500	—	—
Short-term investments	4,878,901	4,878,901	—	—
Total investments in securities	$525,017,287	$6,784,401	$518,232,886	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	487,739	$803	$29,583,426	$(24,705,549)	$75	$146	$22,424	—	$4,878,901
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	17